Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax
INCOME TAX RECONCILIATION

	December 31,	December 31,
	2022	2021
Loss before income taxes	$12,551	$(34,916)
Statutory tax rate	26.5%	26.5%
Expected expense (recovery) at statutory rate	3,326	(9,252)
Non-taxable/deductible items	(3,286)	4,343
Flow through share renunciation	—	348
Change in unrecognized Deferred tax assets	(40)	4,561
Income tax expense	$—	$—

DEFERRED INCOME TAX ASSETS (LIABILITIES) SIGNIFICANT COMPONENTS

	December 31,	December 31,
	2022	2021
Deferred tax liabilities:
Current convertible notes payable	$(5,659)	$—
Plant and equipment	(2,933)	(448)
	$(8,592)	$(448)
Deferred tax assets:
Non-capital loss	$6,823	$448
Current financial derivative liability - convertible notes	1,769	—
	$8,592	$448
Deferred income tax assets / (liabilities)	$—	$—

Schedule of unrecognized deductible temporary differences

	December 31,	December 31,
	2022	2021
Non-capital loss carry-forwards	$29,192	$37,505
Exploration and evaluation properties	19,937	16,521
Capital loss carry-forward	21,542	20,059
Other	11,445	7,703
Total unrecognized temporary differences	$82,116	$81,788

Schedule of non-capital loss carryforwards

Loss carry-forward
Year	amount
2035	$1,213
2036	4,069
2037	1,172
2038	7,453
2039	1,440
2040	7,109
2041	14,931
2042	15,189
Total	$52,576